SCOPE OF CONSOLIDATION - Recoverability of Goodwill (Details) € in Thousands	Dec. 31, 2018 EUR (€) segment	Dec. 31, 2017 EUR (€)
Scope of Consolidation [Abstract]
Goodwill | €	€ 785,182	€ 785,182
Number of operating segments | segment	1